SEMI ANNUAL REPORT
December 31, 1995


Prudential Securities
Command Account
_________________

Command Money Fund
Command Government Fund
Command Tax-Free Fund

(LOGO)

Dear Shareholder:

Letter to Shareholders

February 9, 1996

For the Prudential Securities Command Series' money market investor, the past six months have featured sound performance. During the year, the Command Money and Command Government funds took advantage of rising interest rates early on and then anticipated falling rates later.
The Command Tax-Free Fund produced attractive tax-free income, which for the 7- day period ending December 29, 1995, was equivalent to 6.16% taxable yield for those in the 39.6% income tax bracket.

                                       FUND FACTS
                                      As of 12/31/95
                                     7 Day     Net Asset   Weighted      Total
Net
                                  Current Yld.   Value     Avg. Mat.   Assets
(mil.)
Command Money                         5.29%      $1.00      51 days       $
4,412
IBC/Donoghue Money                    5.16%      $1.00      54 days          N/A
    Fund Average (All Taxable)1
Command                               5.12%      $1.00      41 days       $ 458
    Government
IBC/Donoghue Total                    4.96%      $1.00      49 days          N/A
    Government Universe2
Command                               3.72%      $1.00      56 days       $ 901
    Tax-Free3
IBC/Donoghue                          3.67%      $1.00      52 days          N/A
    General Purpose Tax-Free
    Money Funds4

Note: Yields will fluctuate from time to time and past performance is no guarantee of future results. An investment in the Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a stable net asset value.

1 This the average 7-day current yield, NAV and WAM of 771 funds in the International Business Communications/Donoghue all taxable money market fund category for December 26, 1995.

2 This is the average 7-day current yield, NAV and WAM of 229 funds in IBC/Donoghue's total government universe fund category for December 26, 1995.

3 Some investors may be subject to the federal alternative minimum tax. Income may be subject to state and local taxes.

4 This is the average 7-day current yield, NAV and WAM of 141 funds in IBC/Donoghue's stockbroker & general purpose tax-free money fund category for December 26, 1995.

Fund Objectives.

The Command Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less.

The Command Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less.

The Command Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities).

There can be no assurance that any of the Funds will achieve their respective objectives.

Strategy Session.

The investment strategy for the Command Money and Government funds is, by necessity, dependent upon Federal Reserve policy. Correctly anticipating moves by the central bank is the key to preserving competitive yields for a money fund. This is true whether short-term interest rates rise or fall. The Command Tax-Free Fund, while affected by central bank policy, is driven more by supply-and- demand factors in the short-term municipal securities markets.

The Federal Reserve seeks to indirectly influence the nation's economy by managing the federal funds rate (the rate banks charge each other for overnight loans). The goal is to promote sustainable economic growth without triggering higher levels of inflation.

During periods of rising inflation, the central bank may raise the rate. This increases the cost to banks to borrow money. The banks, in turn, raise their rates for consumer and business loans. As the cost of borrowing rises, individuals and businesses will have less money to spend on goods, services and other items. The economy slows and inflation eases. Conversely, if the economy is sluggish or is in recession, the Federal Reserve may lower the federal funds rate. This makes borrowing cheaper for banks who then lower their loan rates to consumers and businesses. Spending on goods and services increases and the economy grows. At least that's the theory, and it usually works.

High Tide For Interest Rates.

When 1995 began, short-term interest rates were still rising. By the end of February, the federal funds rate had risen 300 basis points to 6% from 3% of only a year earlier (a basis point is 1/100 of a percentage point). It would be the last time short-term rates would be that high for the remainder of the year.

During this period of rising rates the strategy for the Command Money Fund and Command Government Fund was straightforward: shorten the portfolio's maturity in anticipation of each Federal Reserve announcement and then lengthen maturity immediately afterwards to lock in the new, higher yields, which would periodically plateau after each central bank move.

The Economy Slows . . .

Eighteen months of higher rates were specifically engineered to quell inflation -- and that's exactly what they did. By the second quarter of 1995, the annualized inflation rate was still about 3%, but the underlying inflationary pressures were easing. Clearly, inflation had nowhere to go but down. Unfortunately, the same could be said for the economy.

As the second quarter ended, Gross Domestic Product (GDP), the total value of goods produced by the nation, had fallen sharply to 1.3%. It was a substantial drop from the 2.7% GDP recorded in the first quarter of 1995, and was downright anemic when compared to the 5.1% from the fourth quarter of 1994. There was serious concern that the economy was slipping toward recession.

 . . . And Interest Rates Fall.

The Federal Reserve saw those warning signs and at its July 6 meeting declared its campaign against inflation a success. It then reversed course and began lowering the federal funds rate by 25 basis points to 5.75%. The stimulus was warmly welcomed by investors. Stocks skyrocketed to new heights and the bond market surged. The economy also accelerated and GDP increased to about 3.5% by the end of the third quarter.

Despite the stimulus, economic growth began to decelerate again in the fourth quarter and GDP was projected to finish the year at an annual rate of only 2%. This outlook, plus favorable inflation news, led the Federal Reserve to lower short-term rates again in mid-December to 5.50% or 25 basis points lower than last summer.

What Went Well.

Preserving Yield.

As rates began to decline in the second half of the year, the goal of the Command Funds was to preserve a competitive yield for you. We did so by correctly anticipating the central bank's first move to lower rates in July and extending maturity before rates were cut. Over the past six months, the maturity of the Command Money, Command Government and Command Tax-Free money market funds were generally positioned longer than the average money fund tracked by IBC/Donoghue.
Increasing our exposure to longer term, fixed-rate securities also allowed us to hold on to higher yields longer.

Looking For Attractive Investments.

High quality, variable rate securities, which currently reset off of daily, one-month or other periodic interest rates, were an attractive investment for the Command Money and Command Government funds late in the year and may continue to be so into early 1996.

Variable rate securities are different from other money market investments because their coupons (or yield) change frequently. These securities are linked to various independent, short-term interest rate indices such as the federal funds rate, the London interbank offering rate (LIBOR) or Treasury bills. Given the right conditions, variable rate securities can play an important role in preserving or enhancing yield.

Conditions were not right last summer. Prior to -- and then after -- the July interest rate cut, market indices moved steadily lower. At that time it made sense to pare our variable rate holdings and we did.

Conditions were better later in the year. As we've stated, variable rate securities reset to various market indices. These indices generally move in tandem, but in varying degrees. As the year drew to a close, LIBOR-based variable instruments generally had higher yields than variable rate securities tied to the other market indices, such as the federal funds rate or Treasury bills. The Command Money Fund benefited from this development since the majority of our variable-rate holdings were concentrated in LIBOR-based instruments (13.07% as of 12/29/95).

A Change In Investment Policy For The Tax-Free Fund.

To increase its investment flexibility, the Command Tax-Free Fund no longer intends to avoid purchases of municipal bonds and municipal notes, the interest on which may be a preference item for the purpose of the federal Alternative Minimum Tax (AMT paper). The Command Tax-Free Fund may invest not more than 20% of its net assets in AMT paper.

What Could Have Gone Better.

Bond markets tend to anticipate Federal Reserve policy rather than react to it. As a result, longer term money market rates have already priced in expectations for lower interest rates. This has caused an "inverted yield curve" in the short-term bond markets, which meant that three-month rates were higher than one-year rates.

Although we correctly anticipated the lowering of short-term interest rates by the Federal Reserve, we did not expect the yield curve to invert to the extent that it did. Looking back, we could have been more aggressively positioned in longer term, fixed-rate securities as the curve inverted.

Looking back, the Command Tax-Free Fund would have liked to have been able to take greater advantage of higher yields in December (supply usually dries up and rates fall in January). We were unable to do so. Why? At year-end, many investors redeem shares for tax purposes, to pay for holiday purchases or for other reasons.

Because we had to accommodate this seasonal surge in redemptions, we were unable to extend the Fund's maturity and lock in the higher yields to the extent that we wanted.

A Word About Quality.

As of December 31, 1995, all of the securities held by either the Command Money Fund, Command Government Fund or Command Tax-Free Fund were ranked in one of the two highest quality ratings by either Moody's Investors Service, Standard & Poor's Rating Group, or considered to be of comparable quality by each portfolio's investment adviser. For the Command Money Fund, investments deemed to be of equivalent quality that were not rated, were subject to Board ratification.

Although there is never a guarantee that the share price of Command Funds will remain at $1, we emphasize a conservative, quality-oriented investment approach.

Looking Ahead.

Variable Rate Securities: Opportunity Knocks.

As December drew to a close, the Command Money Fund and Command
Government Fund liked the yield opportunities offered by some variable rate securities and we will likely be purchasing them in 1996.

-- As long as the yield curve remains inverted, money market investors will not have to extend maturity to get higher yields.

-- As 1995 ended, the economy appeared locked in low gear. We believed that at 5.5%, the federal funds rate was still too high to encourage an expanding economy and the specter of a near recession could not be ignored. In fact, on January 31, 1996, the Federal Reserve once again lowered the federal funds rate 25 basis points to 5.25%. We believe that the Federal Reserve will take a "go slow" approach in lowering short-term rates further. A gradual reduction in short-term rates rewards patience and should allow us to extend the average maturity of the Fund only when longer term securities represent better relative value.

The Command Tax-Free Fund will also be watching central bank policy closely. Seasonal supply-and-demand factors notwithstanding, short-term municipal securities markets will adjust to these new lower rates just as they did when rates were increasing. Given such an environment, we shall continue to seek out issues that offer attractive yields at fair prices in our ongoing effort to enhance your tax-free yield.


Sincerely,

Robert N. Felice        Bernard Whitsett           Richard S. Lynes
Portfolio Manager       Portfolio Manager          Portfolio Manager
Command Money Fund      Command Government Fund    CommandTax-Free Fund

Richard A. Redeker
President

COMMAND MONEY FUND                               Portfolio of Investments
                                            December 31, 1995 (Unaudited)

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
             BANK HOLDING PAPER--2.5%
             Chase Manhattan Corp.
$  39,000    5.67%, 2/12/96.............  $   38,742,015
             First Union Corp.
   36,000    5.71%, 2/9/96..............      35,777,310
             PNC Funding Corp.
   17,000    5.73%, 2/8/96..............      16,897,178
   17,000    5.71%, 3/1/96..............      16,838,217
                                          --------------
             Total Bank Holding Paper
               (amortized cost
               $108,254,720)............     108,254,720
                                          --------------
             BANK NOTES--3.7%
             Bank of America, Illinois
   11,000    5.79%, 1/16/96.............      10,999,955
             First Union National Bank,
               N.C.
   66,000    5.80%, 1/31/96.............      66,000,000
   37,000    5.78%, 2/9/96..............      37,000,000
             Nationsbank Texas, NA
   25,000    7.55%, 1/9/96..............      25,004,339
   25,000    7.30%, 1/26/96.............      25,007,111
                                          --------------
             Total Bank Notes
               (amortized cost
               $164,011,405)............     164,011,405
                                          --------------
             CERTIFICATES OF DEPOSIT--
               EURODOLLAR--4.1%
             Abbey National Treasury
               Services, PLC.
   23,000    5.80%, 1/22/96.............      23,000,132
             Bank Nationale De Paris
    7,000    5.77%, 1/22/96.............       6,999,799
             Bayerische Hypotheken
   37,000    5.78%, 1/16/96.............      36,999,313
  111,000    5.83%, 1/16/96.............     111,000,912
             Lloyds Bank, PLC.
    3,000    5.75%, 1/22/96.............       2,999,854
                                          --------------
             Total Certificates of
               Deposit--
               Eurodollar
               (amortized cost
               $181,000,010)............     181,000,010
                                          --------------
             CERTIFICATES OF DEPOSIT--13.0%
             Bank of Nova Scotia
$  10,000    5.77%, 2/1/96..............  $    9,999,736
             Banque Nationale De Paris
   19,000    5.78%, 1/22/96.............      18,999,719
   54,000    5.80%, 2/2/96..............      54,000,000
   29,000    6.95%, 2/21/96.............      29,011,451
             Bayerische Hypotheken
   16,000    5.80%, 1/16/96.............      15,999,957
   25,000    5.80%, 2/6/96..............      24,999,885
             Commerzbank
    3,000    7.32%, 1/24/96.............       3,001,245
   16,000    7.10%, 2/2/96..............      16,006,054
   10,000    6.45%, 4/17/96.............       9,999,968
             National Westminster Bank
               PLC
   92,000    5.81%, 1/12/96.............      92,000,000
   73,000    5.80%, 1/31/96.............      73,000,000
             Societe Generale North
               America, Inc.
   16,000    5.67%, 1/31/96.............      15,998,056
   85,000    5.80%, 2/1/96..............      85,000,000
             Swiss Bank Corp.
  128,000    5.75%, 3/20/96.............     128,000,000
                                          --------------
             Total Certificates of
               Deposit
               (amortized cost
               $576,016,071)............     576,016,071
                                          --------------
             COMMERCIAL PAPER--54.0%
             A.H. Robins Co., Inc.
    9,000    5.80%, 1/19/96.............       8,973,900
   24,000    5.68%, 3/7/96..............      23,750,080
             American Express Credit
               Corp.
    3,350    5.82%, 2/2/96..............       3,332,669
   33,000    5.67%, 2/13/96.............      32,776,508
   13,000    5.59%, 3/15/96.............      12,850,623
             American Home Food
               Products, Inc.
   33,464    5.80%, 1/17/96.............      33,377,737

                                      -7-
                         See Notes to Financial Statements appearing on page 29.

COMMAND MONEY FUND

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
             COMMERCIAL PAPER--(cont'd)
             American Home Products
               Corp.
$  10,475    5.80%, 1/18/96.............  $   10,446,310
    4,000    5.68%, 3/7/96..............       3,958,347
             American Honda Finance
               Corp.
   16,000    5.85%, 1/12/96.............      15,971,400
    8,000    5.75%, 1/17/96.............       7,979,556
    6,774    5.85%, 1/24/96.............       6,748,682
   13,000    5.90%, 1/29/96.............      12,940,345
    4,000    5.845%, 1/30/96............       3,981,166
    4,350    5.75%, 2/13/96.............       4,320,124
             Aristar, Inc.
    4,000    5.80%, 1/19/96.............       3,988,400
    4,000    5.90%, 1/24/96.............       3,984,922
    7,000    5.80%, 2/2/96..............       6,963,911
    3,000    5.77%, 2/5/96..............       2,983,171
             Asset Securitization
               Cooperative Corp.
   50,000    5.70%, 1/23/96.............      49,825,833
             Associates Corp. of North
               America
   65,000    5.71%, 2/1/96..............      64,680,398
   57,000    5.71%, 2/2/96..............      56,710,694
   12,000    5.68%, 2/8/96..............      11,928,053
   40,000    5.68%, 2/13/96.............      39,728,622
             Bank of Montreal
  133,000    5.72%, 1/29/96.............     132,408,298
             Bradford & Bingley Building
               Society
   25,000    5.74%, 1/17/96.............      24,936,222
   16,000    5.52%, 3/5/96..............      15,842,987
             Caterpillar Financial
               Services
   12,000    5.66%, 2/21/96.............      11,903,780
   15,000    5.67%, 2/27/96.............      14,865,337
             CIT Group Holdings, Inc.
   25,000    5.78%, 1/25/96.............      24,903,667
   66,295    5.67%, 2/5/96..............      65,929,549
   51,000    5.68%, 2/7/96..............      50,702,273
             Cogentrix, Inc.
    8,945    5.95%, 1/24/96.............       8,910,997
             Corporate Receivables Corp.
$  17,000    5.75%, 1/16/96.............  $   16,959,271
   45,100    5.75%, 1/18/96.............      44,977,541
    7,000    5.625%, 2/28/96............       6,936,562
             Countrywide Funding Corp.
   27,000    5.83%, 1/16/96.............      26,934,412
   25,000    5.84%, 1/18/96.............      24,931,056
    9,000    5.87%, 1/22/96.............       8,969,182
    7,000    6.00%, 1/22/96.............       6,975,500
   47,000    6.00%, 1/23/96.............      46,827,667
             Dean Witter, Discover & Co.
   24,000    5.70%, 2/8/96..............      23,855,600
   26,000    5.70%, 2/14/96.............      25,818,867
             Enterprise Funding Corp.
    8,000    5.75%, 1/19/96.............       7,977,000
             Falcon Asset Securitization
               Corp.
    5,800    5.75%, 1/16/96.............       5,786,104
             Finova Capital Corp.
   28,000    5.97%, 1/5/96..............      27,981,427
   53,040    5.97%, 1/8/96..............      52,978,429
   27,543    6.00%, 1/12/96.............      27,492,505
             Fleet Mortgage Group, Inc.
    5,000    5.80%, 1/16/96.............       4,987,917
    8,000    5.80%, 1/24/96.............       7,970,355
   19,000    5.81%, 1/25/96.............      18,926,407
             Ford Motor Credit Corp.
   50,000    5.75%, 1/22/96.............      49,832,292
   90,695    5.71%, 2/1/96..............      90,249,058
   35,000    5.67%, 2/13/96.............      34,762,962
   10,000    5.53%, 3/4/96..............       9,903,225
             General Electric Capital
               Corp.
   45,000    5.66%, 2/8/96..............      44,731,150
   28,000    5.58%, 4/8/96..............      27,574,680
   63,000    5.58%, 4/9/96..............      62,033,265
             General Motors Acceptance
               Corp.
    9,000    5.77%, 2/2/96..............       8,953,840
    6,081    5.73%, 2/6/96..............       6,046,156
  165,000    5.75%, 2/20/96.............     163,682,292

                                      -8-
                         See Notes to Financial Statements appearing on page 29.

COMMAND MONEY FUND

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
             COMMERCIAL PAPER--(cont'd)
             Goldman, Sachs Group, L.P.
$  11,000    6.05%, 1/12/96.............  $   10,979,665
             GTE Corp.
   12,405    5.87%, 1/19/96.............      12,368,591
   38,000    5.95%, 1/30/96.............      37,817,864
    8,000    5.95%, 1/31/96.............       7,960,334
             Hanson Finance (U.K.), PLC.
    5,000    5.70%, 1/19/96.............       4,985,750
   30,000    5.70%, 1/26/96.............      29,881,250
   10,000    5.70%, 1/31/96.............       9,952,500
   23,000    5.70%, 2/8/96..............      22,861,617
   25,000    5.65%, 2/28/96.............      24,772,430
             Heller Financial Services,
               Inc.
   25,000    5.90%, 1/11/96.............      24,959,028
             Hertz Corp.
   20,000    5.71%, 2/5/96..............      19,888,972
             Honeywell, Inc.,
    9,000    5.77%, 1/9/96..............       8,988,460
             Lehman Brothers Holdings,
               Inc.
      883    6.10%, 1/2/96..............         882,850
             Merrill Lynch & Co., Inc.
   19,000    5.72%, 1/31/96.............      18,909,433
   21,000    5.76%, 1/31/96.............      20,899,200
   83,000    5.64%, 2/29/96.............      82,232,803
   15,000    5.60%, 3/29/96.............      14,794,667
             Morgan Stanley Group, Inc.
   59,000    5.72%, 1/12/96.............      58,896,881
   13,000    5.75%, 1/25/96.............      12,950,167
             NYNEX Corp.,
   18,000    5.82%, 1/9/96..............      17,976,720
   12,000    5.82%, 1/16/96.............      11,970,900
   10,000    5.80%, 1/19/96.............       9,971,000
   15,000    5.75%, 2/6/96..............      14,913,750
             PHH Corp.
   12,000    5.83%, 1/23/96.............      11,957,247
             Preferred Receivables
               Funding Corp.
$  14,800    5.85%, 1/16/96.............  $   14,763,925
   17,000    5.70%, 2/12/96.............      16,886,950
             Riverwoods Funding Corp.
   26,000    5.70%, 2/6/96..............      25,851,800
    3,000    5.71%, 2/7/96..............       2,982,394
    5,000    5.68%, 2/16/96.............       4,963,711
             Sears Roebuck Acceptance
               Corp.
   15,000    5.70%, 2/6/96..............      14,914,500
   19,000    5.72%, 2/12/96.............      18,873,206
   12,000    5.72%, 2/23/96.............      11,898,947
   12,000    5.72%, 2/26/96.............      11,893,227
             Sherwood Medical Co.
   11,200    5.80%, 1/19/96.............      11,167,520
             Smith Barney, Inc.
   34,000    5.74%, 1/30/96.............      33,842,788
             Special Purpose Accounts
               Receivable Co.
   10,000    5.78%, 1/23/96.............       9,964,678
   18,000    5.75%, 1/24/96.............      17,933,875
    6,000    5.78%, 1/24/96.............       5,977,843
             USL Capital Corp.
    3,000    5.75%, 1/19/96.............       2,991,375
             WCP Funding, Inc.
    6,000    5.75%, 1/24/96.............       5,977,958
    9,000    5.70%, 2/16/96.............       8,934,450
    3,000    5.65%, 2/28/96.............       2,972,692
             Whirlpool Financial Corp.
    3,000    5.80%, 1/23/96.............       2,989,366
   10,000    5.80%, 1/30/96.............       9,953,278
                                          --------------
             Total Commercial Paper
               (amortized cost
               $2,385,165,845)..........   2,385,165,845
                                          --------------

                                      -9-
                         See Notes to Financial Statements appearing on page 29.

COMMAND MONEY FUND

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
             MEDIUM-TERM OBLIGATIONS--3.9%
             Associates Corp. of North
               America
$   4,000    8.75%, 2/1/96..............  $    4,006,311
    3,000    8.80%, 3/1/96..............       3,011,027
             Bayerische Hypotheken
   16,000    6.376%, 4/24/96............      15,996,412
             BP America, Inc.,
    4,865    10.15%, 3/15/96............       4,905,135
             CIT Group Holdings, Inc.
    2,750    8.75%, 2/15/96.............       2,758,577
    8,590    4.75%, 3/15/96.............       8,563,004
             Federal National Mortgage
               Association
   67,000    5.8125%, 10/4/96...........      66,936,615
             Ford Motor Credit Corp.
    4,700    5.15%, 2/26/96.............       4,690,844
    1,500    8.85%, 5/1/96..............       1,513,353
   10,000    14.00%, 7/5/96.............      10,384,177
    4,000    9.05%, 7/23/96.............       4,070,998
             General Motors Acceptance
               Corp.
    1,400    4.80%, 1/16/96.............       1,399,224
    2,500    8.80%, 7/3/96..............       2,531,794
    4,000    8.625%, 7/15/96............       4,053,274
    6,000    8.25%, 8/1/96..............       6,073,880
    5,000    8.20%, 9/13/96.............       5,078,200
             International Lease Finance
               Corp.
    4,250    8.75%, 8/15/96.............       4,320,523
             Merrill Lynch & Co., Inc.
    4,000    9.00%, 4/15/96.............       4,035,000
             Westdeutsche Landesbank
               Girozentral
   16,000    6.85%, 3/1/96..............      16,004,075
                                          --------------
             Total Medium-Term
               Obligations
               (amortized cost
               $170,332,423)............     170,332,423
                                          --------------
             VARIABLE RATE INSTRUMENTS(a)--16.3%
             American Express Centurion
               Bank
$   9,000    5.9375%, 1/16/96...........  $    8,999,773
             Federal National Mortgage
               Association
   82,000    5.755%, 1/2/96.............      82,000,000
             General Motors Acceptance
               Corp.
   38,000    5.70%, 1/2/96..............      37,984,743
    7,000    5.975%, 2/21/96............       7,000,312
             Goldman Sachs Group, L.P.,
  213,000    5.8125%, 5/24/96...........     213,000,000
             Lehman Brothers Holdings,
               Inc.
   52,000    6.1422%, 1/2/96............      52,000,000
             Merrill Lynch & Co., Inc.
   72,000    5.97656%, 1/2/96...........      71,984,263
             Money Market Auto Loan
               Trust,
   20,400    6.085%, 1/16/96............      20,400,309
             Morgan Stanley Group, Inc.
   18,000    6.0625%, 1/16/96...........      18,000,000
   33,000    6.0703%, 2/15/96...........      33,000,000
             SMM Trust Notes 1995-Q
  174,000    5.9375%, 1/16/96...........     173,983,359
                                          --------------
             Total Variable Rate
               Instruments
               (amortized cost
               $718,352,759)............     718,352,759
                                          --------------
             U.S. GOVERNMENT AGENCIES--2.2%
             Federal Farm Credit Bank
   19,585    5.75%, 8/1/96..............      19,565,901
             Federal Home Loan Bank
   28,000    6.05%, 6/13/96.............      28,007,367
             Federal Home Loan Mortgage
               Corp.
   19,000    5.645%, 8/15/96............      18,970,068

                                      -10-
                         See Notes to Financial Statements appearing on page 29.

COMMAND MONEY FUND

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
             U.S. GOVERNMENT AGENCIES--(cont'd)
             Federal National Mortgage
               Association
$  29,000    5.71%, 6/10/96.............  $   28,963,212
                                          --------------
             Total U.S. Government
               Agencies
               (amortized cost
               $95,506,548).............      95,506,548
                                          --------------
             Total Investments--99.7%
               (amortized cost
               $4,398,639,781)..........   4,398,639,781
             Other assets in excess of
               liabilities--0.3%........      13,520,911
                                          --------------
             Net Assets--100%...........  $4,412,160,692
                                          --------------
                                          --------------

---------------
(a) The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
                                      -11-
                         See Notes to Financial Statements appearing on page 29.

 COMMAND MONEY FUND
 Statement of Assets and Liabilities
 (Unaudited)

Assets
          December 31, 1995

          -----------------
Investments, at
value.................................................................    $
4,398,639,781
Receivable for Fund shares
sold.......................................................         97,644,159
Interest
receivable...................................................................
       24,494,028
Prepaid
expenses......................................................................
          294,073

          -----------------
  Total
assets........................................................................
    4,521,072,041

          -----------------
Liabilities
Bank
overdraft....................................................................
 ....            129,160
Payable for Fund shares
repurchased...................................................
106,998,489
Due to
Manager........................................................................
        1,512,426
Due to
Distributor....................................................................
          271,274

          -----------------
  Total
liabilities...................................................................
      108,911,349

          -----------------
Net Assets
Applicable to 4,412,160,692 shares of beneficial interest ($ .01 par value)
issued and
  outstanding;
  unlimited number of shares
authorized...............................................    $ 4,412,160,692

          -----------------

          -----------------
Net asset value, offering price and redemption price per share ($4,412,160,692
/
  4,412,160,692
shares)...............................................................
     $1.00

          -----------------

          -----------------

See Notes to Financial Statements appearing on page 29.

 COMMAND MONEY FUND
 Statement of Operations
 (Unaudited)

                                            Six Months
                                              Ended
                                           December 31,
Net Investment Income                          1995
                                        ------------------
Income
  Interest.............................    $   135,596,803
                                        ------------------
Expenses
  Management fee.......................          8,566,460
  Distribution fee.....................          2,835,016
  Transfer agent's fees and expenses...            698,000
  Registration fees....................            595,000
  Custodian's fees and expenses........            144,000
  Reports to shareholders..............             50,000
  Insurance expense....................             48,000
  Trustees' fees and expenses..........             32,000
  Audit fee and expenses...............             21,000
  Legal fees and expenses..............              6,000
  Miscellaneous........................                846
                                        ------------------
    Total expenses.....................         12,996,322
                                        ------------------
Net investment income..................        122,600,481
                                        ------------------
Realized gain on Investments
Net realized gain on investment
  transactions.........................             28,069
                                        ------------------
Net Increase in Net Assets
Resulting from Operations..............    $   122,628,550
                                        ------------------
                                        ------------------

 COMMAND MONEY FUND
 Statement of Changes in Net Assets
 (Unaudited)

                         Six Months
                           Ended            Year Ended
Increase (Decrease)      December 31,         June 30,
in Net Assets               1995               1995
                      ----------------   ----------------
Operations
  Net investment
  income............. $    122,600,481   $    156,370,915
  Net realized gain
    on investment
    transactions.....           28,069            307,047
                      ----------------   ----------------
  Net increase in net
    assets resulting
    from
    operations.......      122,628,550        156,677,962
                      ----------------   ----------------
Dividends and
  distributions to
  shareholders.......     (122,628,550)      (156,677,962)
                      ----------------   ----------------
Fund share
  transactions (at $1
  per share)
  Net proceeds from
    shares
    subscribed.......   11,089,677,603     16,966,514,286
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions....      122,628,550        156,677,962
  Cost of shares
    reacquired.......  (10,855,845,344)   (15,515,692,996)
                      ----------------   ----------------
  Net increase in net
    assets from Fund
    share
    transactions.....      356,460,809      1,607,499,252
                      ----------------   ----------------
Total increase.......      356,460,809      1,607,499,252
Net Assets
Beginning of
  period.............    4,055,699,883      2,448,200,631
                      ----------------   ----------------
End of period........ $  4,412,160,692   $  4,055,699,883
                      ----------------   ----------------
                      ----------------   ----------------

See Notes to Financial Statements
appearing on page 29.
                                          See Notes to Financial Statements
                                          appearing on page 29.
                                      -13-

 COMMAND MONEY FUND
 Financial Highlights
 (Unaudited)

                                                Six Months
                                                  Ended
    Year Ended June 30,
                                               December 31,
--------------------------------------------------------------
                                                   1995          1995
1994         1993         1992         1991
                                               ------------   ----------
----------   ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........   $     1.000   $    1.000   $
 1.000   $    1.000   $    1.000   $    1.000
Net investment income and net realized
  gains......................................         0.027        0.050
 0.029        0.030        0.046        0.069
Dividends and distributions to
  shareholders...............................        (0.027)      (0.050)
(0.029)      (0.030)      (0.046)      (0.069)
                                               ------------   ----------
----------   ----------   ----------   ----------
Net asset value, end of period...............   $     1.000   $    1.000   $
 1.000   $    1.000   $    1.000   $    1.000
                                               ------------   ----------
----------   ----------   ----------   ----------
                                               ------------   ----------
----------   ----------   ----------   ----------
TOTAL RETURN(b):.............................          2.75%        5.13%
  2.98%        3.01%        4.71%        7.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............   $ 4,412,161   $4,055,700
$2,448,201   $2,436,672   $2,125,430   $2,417,429
Average net assets (000).....................   $ 4,511,373   $3,072,284
$2,570,195   $2,275,532   $2,377,108   $2,605,472
Ratios to average net assets:
  Expenses, including distribution fees......           .57%(a)        .59%
    .59%        .61%         .64%         .61%
  Expenses, excluding distribution fees......           .45%(a)        .47%
    .47%        .48%         .51%         .49%
  Net investment income......................          5.41%(a)       5.09%
   2.92%       2.90%        4.57%        6.95%

---------------
 (a) Annualized.
 (b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
See Notes to Financial Statements appearing on page 29.
                                      -14-

COMMAND GOVERNMENT FUND                          Portfolio of Investments
                                            December 31, 1995 (Unaudited)

Principal
 Amount                                         Value
  (000)               Description              (Note 1)
             U.S. Government Agencies--72.3%
             Federal Farm Credit Bank
$  30,000(a) 5.51%, 1/2/96..............  $   29,991,005
   15,000    5.48%, 2/1/96..............      14,931,500
    1,095    6.31%, 2/2/96..............       1,088,858
  7,400(a)   5.57%, 2/23/96.............       7,399,463
    1,470    5.57%, 3/1/96..............       1,456,353
    1,300    5.57%, 3/5/96..............       1,287,127
    4,000    5.75%, 8/1/96..............       3,996,099
                                          --------------
                                              60,150,405
                                          --------------
             Federal Home Loan Bank
   15,000(a) 5.79%, 1/2/96..............      14,987,419
   10,000    6.20%, 1/2/96..............       9,998,278
    5,000    6.04%, 1/16/96.............       4,987,417
    5,000    5.51%, 1/25/96.............       4,982,399
    1,000    5.61%, 1/26/96.............         996,104
    4,000    6.79%, 2/15/96.............       3,999,117
    4,070    6.85%, 2/28/96.............       4,070,750
      870    5.54%, 2/29/96.............         862,101
      615(a) 5.68%, 3/4/96..............         614,874
    6,500    5.49%, 3/6/96..............       6,435,569
    5,000(a) 5.47%, 3/8/96..............       4,998,449
    1,000(a) 5.55%, 3/14/96.............         999,694
    4,000    6.22%, 3/22/96.............       3,944,020
   10,000    5.37%, 4/30/96.............       9,821,000
   11,000    5.38%, 4/30/96.............      10,802,733
    2,820    7.39%, 8/2/96..............       2,843,724
    1,215    5.36%, 8/23/96.............       1,172,488
                                          --------------
                                              86,516,136
                                          --------------
             Federal Home Loan Mortgage
               Corporation
    5,000    5.80%, 2/1/96..............       4,975,028
    6,500    5.57%, 2/16/96.............       6,453,738
                                          --------------
                                              11,428,766
                                          --------------
             Federal National Mortgage
               Association
$   2,000(a) 5.44%, 1/2/96..............  $    2,000,013
    8,600(a) 5.53%, 1/2/96..............       8,594,859
   13,000(a) 5.53%, 1/2/96..............      12,996,593
   10,500(a) 5.76%, 1/2/96..............      10,500,000
   20,500(a) 5.81%, 1/2/96..............      20,489,365
    6,000    5.54%, 2/7/96..............       5,965,837
   10,000    5.57%, 2/13/96.............       9,933,469
    1,790    5.57%, 2/20/96.............       1,776,152
   17,000    5.50%, 2/28/96.............      16,849,361
    5,990    5.49%, 3/8/96..............       5,928,797
    5,000    5.48%, 3/26/96.............       4,935,306
    8,000    5.48%, 4/29/96.............       7,855,084
    6,000    5.71%, 6/10/96.............       5,992,389
    5,000    5.81%, 10/4/96.............       4,995,270
    7,000    5.60%, 11/1/96.............       6,990,987
                                          --------------
                                             125,803,482
                                          --------------
             Student Loan Marketing Association
    3,000(a) 5.20%, 1/2/96..............       2,996,544
    2,250(a) 5.22%, 1/2/96..............       2,249,348
    7,120(a) 5.23%, 1/2/96..............       7,116,042
   14,000(a) 5.27%, 1/2/96..............      13,996,381
    3,400(a) 5.40%, 1/2/96..............       3,401,472
    2,525(a) 5.50%, 1/2/96..............       2,526,846
    8,000(a) 6.08%, 7/1/96..............       7,995,219
                                          --------------
                                              40,281,852
                                          --------------
             United States Treasury Notes
    7,000    6.88%, 10/31/96............       7,065,036
                                          --------------
             Total U.S. Government
               Agencies
               (amortized cost
               $331,245,677)............     331,245,677
                                          --------------

                                      -15-
                         See Notes to Financial Statements appearing on page 29.

COMMAND GOVERNMENT FUND

Principal
 Amount                                         Value
  (000)               Description              (Note 1)
             Repurchase Agreements(b)--32.3%
$     398    Joint Repurchase Agreement
               Account,
               5.85%, 1/2/96, (Note
               4).......................  $      398,000
   12,000    CS First Boston Corp.,
               5.83%, dated 12/7/95, due
               1/5/96 in the amount of
               $12,056,357 (cost
               $12,000,000), the value
               of the collateral
               including accrued
               interest is
               $12,386,790..............      12,000,000
   25,000    Goldman Sachs & Co., 5.78%,
               dated 11/9/95, due 1/8/96
               in the amount of
               $25,240,833 (cost
               $25,000,000), the value
               of the collateral
               including accrued
               interest is
               $25,500,000..............      25,000,000
   14,165    Morgan Stanley & Co., 5.95%
               dated, 12/26/95, due
               1/2/96 in the amount of
               $14,181,388 (cost
               $14,165,000), the value
               of the collateral
               including accrued
               interest is
               $14,548,924..............      14,165,000
   31,000    Morgan Stanley & Co.,
               6.00%, dated 12/27/95,
               due 1/3/96 in the amount
               of $31,036,167 (cost
               $31,000,000), the value
               of the collateral
               including accrued
               interest is
               $31,840,216..............      31,000,000
    7,623    Nomura Securities
               International, Inc.,
               6.00%, dated 12/28/95,
               due 1/4/96 in the amount
               of $7,631,894 (cost
               $7,623,000), the value of
               the collateral including
               accrued interest is
               $7,791,021...............       7,623,000
$  11,700    Smith Barney, 5.83%, dated
               12/11/95, due 1/8/96 in
               the amount of $11,753,053
               (cost $11,700,000), the
               value of the collateral
               including accrued
               interest is
               $11,934,000..............  $   11,700,000
   46,000    UBS Securities Inc., 6.10%,
               dated 12/27/95, due
               1/3/96 in the amount of
               $46,054,561 (cost
               $46,000,000), the value
               of the collateral
               including accrued
               interest is
               $46,921,184..............      46,000,000
                                          --------------
             Total Repurchase Agreements
               (amortized cost
               $147,886,000)............     147,886,000
                                          --------------
             Total Investments--104.6%
               (amortized cost
               $479,131,677)............     479,131,677
             Liabilities in excess of
               other assets --(4.6%)....     (20,991,098)
                                          --------------
             Net Assets--100%...........  $  458,140,579
                                          --------------
                                          --------------

---------------
(a) The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Repurchase agreements are collateralized by U.S. Treasury or Federal agency obligations.
                                      -16-
                         See Notes to Financial Statements appearing on page 29.

 COMMAND GOVERNMENT FUND
 Statement of Assets and Liabilities
 (Unaudited)

Assets
          December 31, 1995

          -----------------
Investments, at
value.................................................................     $
479,131,677
Receivable for Fund shares
sold.......................................................         6,050,417
Interest
receivable...................................................................
       2,168,011
Prepaid
expenses......................................................................
           7,653

          -----------------
  Total
assets........................................................................
     487,357,758

          -----------------
Liabilities
Bank
overdraft....................................................................
 ....             9,158
Payable for investments
purchased.....................................................        19,913,899
Payable for Fund shares
repurchased...................................................         8,907,796
Accrued
expenses......................................................................
         198,211
Due to
Manager........................................................................
         160,893
Due to
Distributor....................................................................
          27,222

          -----------------
  Total
liabilities...................................................................
      29,217,179

          -----------------
Net Assets
Applicable to 458,140,579 shares of beneficial interest ($.01 par value) issued
and
  outstanding;
  unlimited number of shares
authorized...............................................     $ 458,140,579

          -----------------

          -----------------
Net asset value, offering price and redemption price per share ($458,140,579 /
  458,140,579
shares).................................................................
      $1.00

          -----------------

          -----------------

See Notes to Financial Statements appearing on page 29.
                                      -17-

 COMMAND GOVERNMENT FUND
 Statement of Operations
 (Unaudited)

                                           Six Months
                                              Ended
                                          December 31,
Net Investment Income                         1995
                                        -----------------
Income
  Interest.............................    $13,226,826
                                        -----------------
Expenses
  Management fee.......................        896,323
  Distribution fee.....................        280,101
  Registration fees....................        201,000
  Custodian's fees and expenses........         58,000
  Transfer agent's fees and expenses...         40,000
  Trustees' fees and expenses..........         25,000
  Reports to shareholders..............         23,000
  Audit fee and expenses...............         18,000
  Legal fees and expenses..............         10,000
  Insurance expense....................          5,500
  Miscellaneous........................          2,576
                                        -----------------
    Total expenses.....................      1,559,500
                                        -----------------
Net investment income..................     11,667,326
                                        -----------------
Realized gain on Investments
Net realized gain on investment
  transactions.........................         15,880
                                        -----------------
Net Increase in Net Assets
Resulting from Operations..............    $11,683,206
                                        -----------------
                                        -----------------

 COMMAND GOVERNMENT FUND
 Statement of Changes in Net Assets
 (Unaudited)

                          Six Months
                             Ended          Year Ended
Increase (Decrease) in   December 31,        June 30,
Net Assets                   1995              1995
                        ---------------   ---------------
Operations
  Net investment
  income............... $    11,667,326   $    16,865,588
  Net realized gain on
    investment
    transactions.......          15,880            49,296
                        ---------------   ---------------
  Net increase in net
    assets resulting
    from operations....      11,683,206        16,914,884
                        ---------------   ---------------
Dividends and
  distributions to
  shareholders.........     (11,683,206)      (16,914,884)
                        ---------------   ---------------
Fund share transactions
  (at $1 per share)
  Net proceeds from
    shares
    subscribed.........     965,348,010     1,851,317,527
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions......      11,683,206        16,914,884
  Cost of shares
  reacquired...........    (923,185,782)   (1,789,194,124)
                        ---------------   ---------------
  Net increase in net
    assets from Fund
    share
    transactions.......      53,845,434        79,038,287
                        ---------------   ---------------
Total increase               53,845,434        79,038,287
Net Assets
Beginning of period....     404,295,145       325,256,858
                        ---------------   ---------------
End of period.......... $   458,140,579   $   404,295,145
                        ---------------   ---------------
                        ---------------   ---------------

See Notes to Financial Statements
appearing on page 29.
                                          See Notes to Financial Statements
                                          appearing on page 29.
                                      -18-

 COMMAND GOVERNMENT FUND
 Financial Highlights
 (Unaudited)

                                                        Six Months
                                                          Ended
       Year Ended June 30,
                                                       December 31,
----------------------------------------------------
                                                           1995         1995
    1994       1993       1992       1991
                                                       ------------   --------
 --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.................    $  1.000     $  1.000
 $  1.000   $  1.000   $  1.000   $  1.000
Net investment income and net realized gains.........        .026         .048
    0.028      0.028      0.045      0.067
Dividends and distributions to shareholders..........      (.026)        (.048)
  (0.028)    (0.028)    (0.045)    (0.067)
                                                       ------------   --------
 --------   --------   --------   --------
Net asset value, end of period.......................    $  1.000     $  1.000
 $  1.000   $  1.000   $  1.000   $  1.000
                                                       ------------   --------
 --------   --------   --------   --------
                                                       ------------   --------
 --------   --------   --------   --------
TOTAL RETURN(b)......................................        2.65%        4.89%
    2.86%      2.85%      4.56%      6.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......................    $458,141     $404,295
 $325,257   $381,703   $372,988   $414,978
Average net assets (000).............................    $445,726     $350,458
 $376,159   $380,103   $422,639   $398,971
Ratios to average net assets:
  Expenses, including distribution fees..............         .69%(a)      .65%
     .63%       .65%       .69%       .65%
  Expenses, excluding distribution fees..............         .57%(a)      .53%
     .51%       .53%       .57%       .53%
  Net investment income..............................        5.21%(a)     4.81%
    2.79%      2.74%      4.38%      6.54%

---------------
(a) Annualized.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND                             Portfolio of Investments
                                             December 31, 1995 (Unaudited)

  Moody's    Principal
   Rating     Amount                                    Value
(Unaudited)    (000)           Description (a)         (Note 1)
                          CALIFORNIA--3.7%
                          California Higher Ed.
                            Ln. Auth. Inc.,
                            Student Ln. Rev.
                            A.N.N.M.T.,
                          3.90%, 7/1/96, Ser.
VMIG1         $ 17,900      87A................... $   17,900,000
                          3.90%, 7/1/96, Ser.
VMIG1            4,885      92D...................      4,885,000
                          Student Ln. Rev. Rfdg.,
                            A.N.N.M.T.,
                          3.90%, 11/1/96, Ser.
VMIG1           10,800      93A...................     10,800,000
                                                   --------------
                                                       33,585,000
                                                   --------------
                          COLORADO--3.0%
                          Avon Cnty. Ind. Dev.
                            Rev.,
                            Beaver Creek Proj.,
                            F.R.M.D.,
                          4.10%, 1/15/96, Ser.
P-1              9,000      84....................      9,000,000
                          Colorado Hsg. Fin.
                            Auth.,
                            Eagle Tax-Exempt
                            Trust, 94C,
                            F.R.W.D.S.,
                          5.25%, 1/4/96, Ser.
A-1*             7,335      0601..................      7,335,000
                          Denver City & County
                            Airport Rev.,
                            F.R.W.D,
                          5.90%, 1/3/96, Ser.
VMIG            11,000      91B...................     11,000,000
                                                   --------------
                                                       27,335,000
                                                   --------------
                          CONNECTICUT--1.7%
                          Connecticut Spec. Tax
                            Oblig.,
                            Trans. Infrastructure
                            Rev., F.R.W.D.,
                          5.10%, 1/3/96, Ser. 90
VMIG1           15,000      I.....................     15,000,000
                                                   --------------
                          DISTRICT OF COLUMBIA--5.9%
                          Dist. of Columbia
                            Hsg. Fin. Agcy.,
                            Carmel Plaza,
                            F.R.W.D.,
                          5.15%, 1/4/96, Ser.
VMIG1            8,830      91....................      8,830,000
                          Dist. of Columbia Rev.,
                            F.R.D.D.,
                          6.00%, 1/2/96, Ser.
VMIG1         $  7,700      92A-1................. $    7,700,000
                          6.00%, 1/2/96, Ser.
VMIG1            4,600      92A-2.................      4,600,000
                          6.00%, 1/2/96, Ser.
VMIG1            4,900      92A-3.................      4,900,000
                          6.00%, 1/2/96, Ser.
VMIG1           10,400      92A-4.................     10,400,000
                          6.00%, 1/2/96, Ser.
VMIG1            7,300      92A-5.................      7,300,000
                          6.00%, 1/2/96, Ser.
VMIG1            9,400      92A-6.................      9,400,000
                                                   --------------
                                                       53,130,000
                                                   --------------
                          FLORIDA--2.5%
                          Miami Hlth. Facs. Auth.
                            Rev.,
                            Miami Jewish Home &
                            Hosp., F.R.W.D.,
                          5.15%, 1/3/96, Ser.
CPS1             7,000      92....................      7,000,000
                          Orange County Hsg. Fin.
                            Auth., S.E.M.O.T. 3,
                          3.60%, 6/1/96, Ser.
AAA*             6,415      87A...................      6,415,000
                          Putnam Cnty. Dev. Auth.,
                            Seminole Elec. Proj.,
                            S.E.M.O.T.,
                          3.75%, 3/15/96, Ser.
P1               9,000      84H-4.................      9,000,000
                                                   --------------
                                                       22,415,000
                                                   --------------
                          GEORGIA--5.3%
                          Burke Cnty. Dev. Auth.,
                            Oglethorpe Power
                            Corp.,
                          3.70%, 6/26/96, Ser.
MIG1            13,070      95....................     13,070,000
                          Poll. Ctrl. Pwr. Plant
                            Co., Vogtle Proj.,
                            F.R.D.D.,
                          6.10%, 1/2/96, Ser.
VMIG1            5,400      94-9..................      5,400,000
                          Clayton County Hsg.
                            Auth.,
                            Multifamily, Summer
                            Wind Proj., F.R.W.D.,
                          5.40%, 1/3/96, Ser.
A-1*             6,655      89....................      6,655,000

                                      -20-
                         See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount                                    Value
(Unaudited)    (000)           Description (a)         (Note 1)
                          GEORGIA--(cont'd)
                          Fulton Cnty. Dev. Auth.
                            Rev.,
                            Robert W. Woodruff Art
                            Center, F.R.W.D.,
                          5.15%, 1/3/96, Ser.
CPS1          $ 22,500      93.................... $   22,500,000
                                                   --------------
                                                       47,625,000
                                                   --------------
                          ILLINOIS--14.9%
                          Cook Cnty. Tender Notes,
                            Cap. Equip. Proj.,
                            S.E.M.M.T.,
VMIG            48,750    3.85%, 2/7/96, Ser. B...     48,750,000
                          Illinois Dev. Fin. Auth.
                            Poll.,
                            Rfdg. Commonwealth
                            Edison Co. Proj. B,
                            F.R.W.D.,
                          5.00%, 1/3/96, Ser.
P-1              6,000      94B...................      6,000,000
                          Illinois Dev. Fin. Auth.
                            Rev.,
                            Multifamily Hsg. Proj.
                            Rev., F.R.W.D.,
                          5.60%, 1/5/96, Ser.
A-1*            18,900      92....................     18,900,000
                          Illinois Ed. Facs. Auth.
                            Rev.,
                            John F. Kennedy
                            Healthcare Fund,
                            T.E.C.P.,
                          3.45%, 3/7/96, Ser.
A-1+*            7,800      95....................      7,800,000
                          Illinois Hlth. Facs.
                            Auth. Rev.,
                            Children's Mem. Hosp.,
                            S.E.M.M.T.,
                          3.85%, 1/23/96, Ser.
VMIG1           15,000      90A...................     15,000,000
                          Evanston Hosp. Corp.
                            Proj., A.N.N.M.T.,
                          3.65%, 5/31/96, Ser.
VMIG1           18,000      95....................     18,000,000
                          Evanston Hosp. Corp.
                            Proj., S.E.M.M.T.,
                          4.30%, 2/29/96, Ser.
VMIG1           10,500      92....................     10,500,000
                          Joliet Regional Port
                            Dist., Dow Chemical
                            Proj., F.R.D.D.,
                          6.10%, 1/2/96, Ser.
P-1           $  1,125      85.................... $    1,125,000
                          Wheeling Multifamily Hsg. Rev.,
                            Woodland Creek II, F.R.W.D.,
                          5.20%, 1/5/96, Ser.
SP-1+*           8,000      90....................      8,000,000
                                                   --------------
                                                      134,075,000
                                                   --------------
                          INDIANA--2.0%
                          Indiana Ed. Fac. Auth.,
                            Wesleyan Univ.
                            F.R.W.D.,
                          5.20%, 1/4/96, Ser.
NR              10,000      93....................     10,000,000
                          Indiana Hlth. Fac. Fin.
                            Auth. Rev., Baptist
                            Homes of Indiana,
                            F.R.W.D.,
                          5.20%, 1/4/96, Ser.
NR               8,255      95....................      8,255,000
                                                   --------------
                                                       18,255,000
                                                   --------------
                          KENTUCKY--3.2%
                          Louisville & Jefferson
                            Cnty.,
                            Sub. Notes, F.R.W.D.,
                          5.50%, 1/4/96, Ser.
A-1*            18,900      95A...................     18,900,000
                          5.50%, 1/4/96, Ser.
VMIG1           10,000      95B...................     10,000,000
                                                   --------------
                                                       28,900,000
                                                   --------------
                          LOUISIANA--0.8%
                          Louisiana Pub. Facs.
                            Auth.,
                            Hosp. Equip. Rev.,
                            F.R.W.D.,
                          5.65%, 1/3/96, Ser.
VMIG1            6,900      85A...................      6,900,000
                                                   --------------
                          MAINE--3.3%
                          Biddeford Res. Rec.
                            Rev.,
                            Energy Recovery Co.
                            Proj., F.R.M.D.,
                          3.90%, 1/2/96, Ser.
VMIG1           21,200      85....................     21,200,000
                          State of Maine Gen.
                            Oblig.,
                            B.A.N.,
MIG1             8,800    3.90%, 5/15/96..........      8,809,416
                                                   --------------
                                                       30,009,416
                                                   --------------

                                      -21-
                         See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount                                    Value
(Unaudited)    (000)           Description (a)         (Note 1)
                          MARYLAND--1.2%
                          Baltimore Cnty. Poll. Ctrl. Rev.,
                            Gas & Elec Co., T.E.C.P.,
                          3.55%, 2/6/96, Ser.
VMIG1         $  3,000      85.................... $    3,000,000
                          Maryland St. Econ. Dev. Corp.,
                            F.R.W.D.,
                          5.30%, 1/4/96, Ser.
A-1*             7,500      95....................      7,500,000
                                                   --------------
                                                       10,500,000
                                                   --------------
                          MASSACHUSETTS--3.6%
                          Massachusetts Hsg. Fin.
                            Agcy.,
                            Sngl. Fam. Hsg. Rev.,
                            Q.T.R.O.T.3,
Aaa             10,650    3.55%, 3/1/96, Ser. 5...     10,650,000
                          Revere Hsg. Auth.,
                            Multifamily Mtge. Rev.
                            Waters Edge Proj.,
                            F.R.W.D.,
                          5.60%, 1/5/96, Ser.
A-1*            22,000      91C...................     22,000,000
                                                   --------------
                                                       32,650,000
                                                   --------------
                          MINNESOTA--4.6%
                          Bloomington Comm. Dev.
                            Rev.,
                            94th St. Proj.,
                            F.R.W.D.,
                          5.20%, 1/5/96, Ser.
A-1+*            6,300      85....................      6,300,000
                          Bloomington Port Auth.
                            Tax Rev., F.R.W.D.,
                          5.20%, 1/5/96, Ser.
VMIG1           15,000      95A...................     15,000,000
                          City of Fridley Comm.
                            Dev. Rev.,
                            River Rd. Invsmt.
                            Proj., F.R.W.D.,
                          5.60%, 1/5/96, Ser.
A-1*             4,025      84....................      4,025,000
                          Minneapolis St. Paul
                            Healthcare Rev.,
                            F.R.D.D.,
                          6.05%, 1/2/96, Ser.
VMIG1         $  1,720      95B................... $    1,720,000
                          Minnesota Hsg. Fin.
                            Agency,
                            A.N.N.M.T.,
                          3.50%, 12/12/96, Ser.
VMIG1            3,600      95M...................      3,600,000
                          5.25%, 1/16/96, Ser.
VMIG1           10,505      93F...................     10,505,000
                                                   --------------
                                                       41,150,000
                                                   --------------
                          MISSISSIPPI--0.9%
                          Harrison Cnty. Poll.
                            Ctrl. Rev.,
                            Mississippi Pwr. Co.
                            Proj., F.R.W.D.
                          5.15%, 1/3/96, Ser.
A-1*             8,000      92....................      8,000,000
                                                   --------------
                          MISSOURI--5.1%
                          Missouri Environ. Impvt.
                            & Energy Res. Auth.,
                            Union Elec. Co.,
                            A.N.N.O.T.,
                          4.00%, 6/1/96, Ser.
P-1              2,700      84A...................      2,700,000
                          4.00%, 6/1/96, Ser.
P-1              6,250      84B...................      6,250,000
                          Missouri Hlth. & Ed.
                            Facs.,
                            T.E.C.P.,
                          3.50%, 1/17/96, Ser.
VMIG1            3,200      88C...................      3,200,000
                          Missouri Hlth. & Ed.
                            Schl. Dist.,
                          4.50%, 8/19/96, Ser.
SP-1+*          25,000      95H...................     25,083,136
                          St. Charles Cnty. Ind.
                            Dev. Auth.,
                            Cedar Ridge Apts.,
                            F.R.W.D.,
                          5.15%, 1/3/96, Ser.
A-1+*            8,495      88A...................      8,495,000
                                                   --------------
                                                       45,728,136
                                                   --------------

                                      -22-
                         See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount                                    Value
(Unaudited)    (000)           Description (a)         (Note 1)
                          NEW JERSEY--2.2%
                          Jersey City, B.A.N.,
SP-1*         $  4,000    4.25%, 9/27/96.......... $    4,011,691
                          Paterson, B.A.N.,
NR              15,584    5.25%, 1/29/96..........     15,590,403
                                                   --------------
                                                       19,602,094
                                                   --------------
                          NEW YORK--5.0%
                          Nassau Cnty., T.A.N.,
                          4.50%, 4/15/96, Ser.
SP-1*           15,100      95B...................     15,125,431
                          New York City Unltd.
                            Tax,
                            F.R.W.D.S.,
                          5.30%, 1/4/96, Ser.
VMIG1           19,800      33....................     19,800,000
                          New York City, T.A.N.,
                          4.50%, 2/15/96, Ser.
MIG1            10,000      95....................     10,007,357
                                                   --------------
                                                       44,932,788
                                                   --------------
                          NORTH CAROLINA--1.9%
                          Cabarrus Cnty. Ind.
                            Facs. Auth.,
                            Poll. Ctrl. Rev.
                            Philip Morris Proj.,
                            F.R.W.D.,
                          5.15%, 1/2/96, Ser.
P-1              5,000      92....................      5,000,000
                          North Carolina Mun. Pwr. Agcy.,
                            T.E.C.P.,
P-1             12,061    3.55%, 1/9/96...........     12,061,000
                                                   --------------
                                                       17,061,000
                                                   --------------
                          OHIO--0.9%
                          Toledo-Lucas Cnty.,
                            Convntn. & Visitors
                            Bureau, M.T.H.O.T.,
                          3.75%, 2/1/96, Ser.
VMIG1            8,215      88....................      8,215,000
                                                   --------------
                          OKLAHOMA--0.6%
                          Muskogee Mall Proj.,
                            F.R.W.D,
                          5.35%, 1/3/96, Ser.
VMIG1         $  5,800      85.................... $    5,800,000
                                                   --------------
                          OREGON--2.5%
                          Klamath Falls Elect.
                            Rev.,
                            Salt Caves
                            Hydroelectric Proj.,
                            A.N.N.M.T.,
                          4.40%, 5/2/96, Ser.
SP-1+*           7,425      86B...................      7,425,000
                          4.40%, 5/2/96, Ser.
SP-1+*           5,000      86D...................      5,000,000
                          Oregon Hlth., Hsg. &
                            Ed.,
                            F.R.W.D.,
                          5.00%, 1/2/96, Ser.
A-1+*           10,000      95....................     10,000,000
                                                   --------------
                                                       22,425,000
                                                   --------------
                          SOUTH CAROLINA--0.5%
                          York Cnty. Poll. Ctrl.
                            Rev.,
                            Electric Proj.,
                            S.E.M.O.T.,
                          3.75%, 3/15/96, Ser.
MIG1             4,935      84N-5.................      4,935,000
                                                   --------------
                          SOUTH DAKOTA--1.2%
                          South Dakota Hlth. & Ed. Rev.,
                            Mc Kennan Hosp. Proj.,
                            F.R.W.D.,
                          5.20%, 1/5/96, Ser.
VMIG1           11,000      94....................     11,000,000
                                                   --------------
                          TENNESSEE--1.2%
                          Montgomery Cnty. Public
                            Bldg., F.R.W.D.,
                          5.30%, 1/4/96, Ser.
A-1*            11,000      95....................     11,000,000
                                                   --------------
                          TEXAS--15.7%
                          Austin Util. Sys. Rev.,
                            F.R.W.D.S.,
                          5.25%, 1/4/96, Ser.
A-1+*            8,890      SG30..................      8,890,000
                          Bexar Cnty. Hsg. Fin.
                            Corp.,
                            Windridge Apts.,
                            F.R.W.D.,
                          5.15%, 1/4/96, Ser.
A-1+*            6,270      95....................      6,270,000

                                      -23-
                         See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount                                    Value
(Unaudited)    (000)           Description (a)         (Note 1)
                          TEXAS--(cont'd)
                          Brazos River Harbor
                            Nav. Dist.,
                            Dow Chemical Co.
                            Proj., T.E.C.P.,
                          3.60%, 1/3/96, Ser.
P-1           $  3,000      91.................... $    3,000,000
                          3.60%, 1/3/96, Ser.
P-1             10,500      91....................     10,500,000
                          Dallas Area Rapid
                            Transit,
                            T.E.C.P.,
                          3.85%, 1/10/96, Ser.
P-1              5,000      A.....................      5,000,000
                          DeSoto Ind. Dev. Auth.,
                            Nat'l. Svc. Inds. Inc.
                            Proj., F.R.W.D.,
                          5.15%, 1/4/96, Ser.
CPS1             7,150      91....................      7,150,000
                          Harris Cnty. Hlth.
                            Facs. Dev. Corp.,
                            Methodist Hosp. Rev.,
                            T.E.C.P.,
                          3.90%, 1/17/96, Ser.
VMIG1            9,200      94B...................      9,200,000
                          Lower Colorado River
                            Auth.,
                            T.E.C.P.,
P-1             11,100    3.70%, 3/29/96, Ser B...     11,100,000
                          Pub. Fin. Auth. Rev.,
                            T.E.C.P.,
P-1              8,000    3.70%, 3/7/96, Ser. B...      8,000,000
                          San Antonio Elec. & Gas Rev.,
                            T.E.C.P.,
                          3.50%, 1/17/96, Ser.
P-1             16,500      A.....................     16,500,000
P-1             12,200    3.75%, 3/5/96, Ser. A...     12,200,000
                          San Antonio Water
                            Systems,
                            T.E.C.P.,
                          3.80%, 3/7/96, Ser.
P-1              6,000      95....................      6,000,000
                          State of Texas,
                            T.R.A.N.,
                          4.75%, 8/30/96, Ser.
MIG1            13,200      95A...................     13,256,967
                          Texas Board of Regents,
                            A & M University,
                            T.E.C.P.,
                          3.50%, 1/18/96, Ser.
P-1             14,200      B.....................     14,200,000
                          Per. University Fund,
                            F.R.W.D.S.,
                          5.30%, 1/4/96, Ser.
VMIG1         $ 10,170      MGT23................. $   10,170,000
                                                   --------------
                                                      141,436,967
                                                   --------------
                          UTAH--2.2%
                          Intermountain Pwr. Auth.
                            Supply Rev.,
                            A.N.N.O.T.,
                          3.85%, 6/17/96, Ser.
VMIG1            8,500      85E...................      8,500,000
                          S.E.M.O.T.,
                          3.75%, 3/15/96, Ser.
VMIG1           11,000      85E,..................     11,000,000
                                                   --------------
                                                       19,500,000
                                                   --------------
                          VIRGINIA--6.0%
                          Chesterfield Cnty.
                            Ind. Dev. Auth.,
                            Phillip Morris Proj.,
                            F.R.W.D.,
P-1              8,500    5.15%, 1/3/96...........      8,500,000
                          Virginia Elec. & Pwr.
                            Co. Proj., T.E.C.P.,
                          3.85%, 1/11/96, Ser.
VMIG1           17,600      87A...................     17,600,000
                          Harrisonburg Redev. &
                            Hsg. Auth.,
                            Multfamily Hsg. Rev.,
                            F.R.W.D.,
                          5.15%, 1/4/96, Ser.
VMIG1           13,000      91A...................     13,000,000
                          York Cnty. Ind. Dev.
                            Auth.,
                            Virginia Elec. & Pwr.
                            Co., T.E.C.P.,
VMIG1           14,800    3.65%, 3/8/96...........     14,800,000
                                                   --------------
                                                       53,900,000
                                                   --------------
                          WASHINGTON--1.8%
                          State Nonprofit Hsg.,
                            Emerald Heights Proj.,
                            F.R.D.D.,
                          6.15%, 1/2/96, Ser.
A-1*             2,000      90....................      2,000,000

                                      -24-
                         See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount                                    Value
(Unaudited)    (000)           Description (a)         (Note 1)
                          WASHINGTON--(cont'd)
                          State Pub. Pwr. Sup.,
                            Proj. #1, F.R.W.D.,
                          4.95%, 1/3/96, Ser.
VMIG1         $ 14,300      931A3................. $   14,300,000
                                                   --------------
                                                       16,300,000
                                                   --------------
                          WISCONSIN--2.1%
                          Oconomowoc Area Schl. Dist.,
                            B.A.N.,
MIG1             7,200    3.75%, 12/1/96..........      7,206,624
                          Oshkosh Area Schl.
                            Dist.,
                            B.A.N.,
                          3.75%, 12/13/96, Ser.
MIG1            11,900      95-96.................     11,917,017
                                                   --------------
                                                       19,123,641
                                                   --------------
                          WYOMING
                          Platte Cnty. Poll.
                            Cntrl. Rev.,
                            F.R.D.D.,
                          6.00%, 1/2/96, Ser.
P-1                300      84B...................        300,000
                                                   --------------
                          Total Investments--105.5%
                          (amortized cost
                            $950,789,042).........    950,789,042
                          Liabilities in excess of
                            other
                            assets--(5.5%)........    (49,649,669)
                                                   --------------
                          Net Assets--100%........ $  901,139,373
                                                   --------------
                                                   --------------

(a) The following abbreviations are used in portfolio descriptions:
  A.N.N.M.T.--Annual Mandatory Tender
  A.N.N.O.T.--Annual Optional Tender
  B.A.N.--Bond Anticipation Note
  F.R.D.D.--Floating Rate (Daily) Demand Note**
  F.R.M.D.--Floating Rate (Monthly) Demand Note**
  F.R.W.D.--Floating Rate (Weekly) Demand Note**
  F.R.W.D.S.--Floating Rate Weekly Demand--Synthetic
  M.T.H.O.T.--Monthly Optional Tender
  Q.T.R.O.T.3--Quarterly Third Party Optional Tender
S.E.M.M.T.--Semi-Annual Mandatory Tender
  S.E.M.O.T.--Semi-Annual Optional Tender
  S.E.M.O.T.3--Semi-Annual Third Party Optional Tender
  T.A.N.--Tax Anticipation Note
  T.E.C.P.--Tax Exempt Commercial Paper
  T.R.A.N.--Tax and Revenue Anticipation Note
 * Standard & Poor's Rating.
** For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current statement of Additional Information contains a description of
Moody's and Standard & Poor's ratings.
                                      -25-
                         See Notes to Financial Statements appearing on page 29.

 COMMAND TAX-FREE FUND
 Statement of Assets and Liabilities
 (Unaudited)

Assets
          December 31, 1995

          -----------------
Investments, at
value.................................................................    $
950,789,042
Receivable for investments
sold.......................................................         31,570,636
Receivable for Fund shares
sold.......................................................         15,963,495
Interest
receivable...................................................................
        7,328,588
Prepaid
expenses......................................................................
           22,240

          -----------------
  Total
assets........................................................................
    1,005,674,001

          -----------------
Liabilities
Bank
overdraft....................................................................
 ....             33,307
Payable for investments
purchased.....................................................
65,731,011
Payable for Fund shares
repurchased...................................................
37,955,381
Due to
Manager........................................................................
          412,931
Accrued
expenses......................................................................
          342,188
Due to
Distributor....................................................................
           59,810

          -----------------
  Total
liabilities...................................................................
      104,534,628

          -----------------
Net Assets
Applicable to 901,139,373 shares of beneficial interest ($.01 par value) issued
and
  outstanding;
  unlimited number of shares
authorized...............................................    $   901,139,373

          -----------------

          -----------------
Net asset value, offering price and redemption price per share ($901,139,373 /
  901,139,373
shares).................................................................
       $1.00

          -----------------

          -----------------

See Notes to Financial Statements appearing on page 29.

 COMMAND TAX-FREE FUND
 Statement of Operations
 (Unaudited)

                                        Six Months
                                           Ended
                                       December 31,
Net Investment Income                      1995
                                       -------------
Income
  Interest............................ $  21,309,570
                                       -------------
Expenses
  Management fee......................     2,497,286
  Distribution fee....................       685,798
  Registration fees...................       211,000
  Custodian's fees and expenses.......       130,000
  Transfer agent's fees and
  expenses............................        96,000
  Trustees' fees and expenses.........        28,000
  Audit fee and expenses..............        21,000
  Reports to shareholders.............        20,000
  Insurance expense...................        15,000
  Legal fees and expenses.............        10,000
  Miscellaneous.......................         4,915
                                       -------------
    Total expenses....................     3,718,999
    Less: custodian fee credit........       (37,969)
                                       -------------
    Net expenses......................     3,681,030
                                       -------------
Net investment income.................    17,628,540
                                       -------------
Realized gain on Investments
Net realized gain on investment
  transactions........................        17,370
                                       -------------
Net Increase in Net Assets
Resulting from Operations............. $  17,645,910
                                       -------------
                                       -------------

 COMMAND TAX-FREE FUND
 Statement of Changes in Net Assets
 (Unaudited)

                          Six Months
                             Ended          Year Ended
Increase (Decrease) in   December 31,        June 30,
Net Assets                   1995              1995
                        ---------------   ---------------
Operations
  Net investment
  income............... $    17,628,540   $    28,248,472
  Net realized gain on
    investment
    transactions.......          17,370                45
                        ---------------   ---------------
  Net increase in net
    assets resulting
    from operations....      17,645,910        28,248,517
                        ---------------   ---------------
Dividends and
  distributions to
  shareholders.........     (17,645,910)      (28,248,517)
                        ---------------   ---------------
Fund share transactions
  (at $1 per share)
  Net proceeds from
    shares
    subscribed.........   2,280,174,797     4,346,712,584
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions......      17,645,910        28,248,517
  Cost of shares
  reacquired...........  (2,452,248,980)   (4,166,995,198)
                        ---------------   ---------------
  Net increase
    (decrease) in net
    assets from Fund
    share
    transactions.......    (154,428,273)      207,965,903
                        ---------------   ---------------
Total increase
  (decrease)...........    (154,428,273)      207,965,903
Net Assets
Beginning of period....   1,055,567,646       847,601,743
                        ---------------   ---------------
End of period.......... $   901,139,373   $ 1,055,567,646
                        ---------------   ---------------
                        ---------------   ---------------

See Notes to Financial Statements
appearing on page 29.
                                          See Notes to Financial Statements
                                          appearing on page 29.

 COMMAND TAX-FREE FUND
 Financial Highlights
 (Unaudited)

                                                  Six Months
                                                     Ended
      Year Ended June 30,
                                                 December 31,
----------------------------------------------------------
                                                     1995            1995
   1994        1993        1992        1991
                                                 -------------    ----------
 --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........    $      1.000    $    1.000
 $  1.000    $  1.000    $  1.000    $  1.000
Net investment income and net realized
  gains.......................................           0.016         0.032
    0.020       0.022       0.035       0.049
Dividends and distributions to shareholders...          (0.016)       (0.032)
   (0.020)     (0.022)     (0.035)     (0.049)
                                                 -------------    ----------
 --------    --------    --------    --------
Net asset value, end of period................    $      1.000    $    1.000
 $  1.000    $  1.000    $  1.000    $  1.000
                                                 -------------    ----------
 --------    --------    --------    --------
                                                 -------------    ----------
 --------    --------    --------    --------
TOTAL RETURN(b)...............................            1.63%         3.29%
     1.98%       2.23%       3.53%       5.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............    $    901,139    $1,055,568
 $847,602    $853,930    $729,122    $750,567
Average net assets (000)......................    $  1,091,314    $  926,888
 $908,421    $823,517    $751,458    $770,745
Ratios to average net assets:
  Expenses, including distribution fees.......             .68%(a)        .66%
     .65%        .68%        .69%        .66%
  Expenses, excluding distribution fees.......             .55%(a)        .54%
     .53%        .55%        .56%        .54%
  Net investment income.......................            3.21%(a)       3.05%
    1.96%       2.09%       3.47%       4.88%

---------------
(a) Annualized.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
See Notes to Financial Statements appearing on page 29.

 COMMAND FUNDS
 Notes to Financial Statements
 (Unaudited)
   Command Money Fund, Command Government Fund, and Command Tax-Free Fund (each a ``Fund'' and collectively, the Funds ) are each registered under the Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential Securities Command Account Program of Prudential Securities Incorporated (Prudential Securities). The Funds invest in a portfolio of money market instruments maturing in 13 months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

Note 1. Accounting            The following is a summary
Policies                      of significant accounting poli-
                              cies followed by the Funds in the preparation of
their financial statements.
Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. All securities are valued as of 4:30 p.m., New York time.
   In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.
Federal Income Taxes: Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders. Therefore, no federal income tax provision is required.
Dividends: Each Fund declares all of its net investment income as dividends daily to its shareholders of record at the time of such declaration. Dividends are reinvested daily into additional full and fractional shares of the respective Fund at the net asset value per share determined on the date of declaration. Net investment income for dividend purposes includes accrued interest and amortization of premiums and discounts, plus or minus any gains or losses realized on sales of portfolio securities, and less the estimated expenses of the Fund applicable to the dividend period.
Custody Fee Credits: The Command Tax-Free Fund has an arrangement with its custodian bank, whereby uninvested money earn credits which reduce the fees charged by the custodian.

Note 2. Agreements            Each Fund has a manage-
                              ment agreement with Prudential Mutual Fund
Management, Inc. (PMF). Pursuant to this agreement PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with the Prudential Investment Corporation (PIC); PIC furnishes investment advisory services in connection with the management of the Funds. PMF pays for the cost of the subadvisor's services, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.
   The management fee paid PMF is computed daily and payable monthly on the following basis:

           Average Daily             Command    Command     Command
             Net Assets               Money    Government   Tax-Free
------------------------------------ -------   ----------   -------
First $500 million..................    .500%        .400%     .500%
Second $500 million.................    .425%        .400%     .425%
Third $500 million..................    .375%        .375%     .375%
Excess of $1.5 billion..............    .350%        .375%     .375%

   Each Fund had a distribution agreement with Prudential Mutual Fund Distributors, Inc. (``PMFD''), which acted as the distributor of the shares of each Fund through January 1, 1996. Effective January 2, 1996, Prudential Securities Incorporated (``PSI'') became the distributor of the shares of each Fund and is serving each Fund under the same terms and conditions as under the arrangement with PMFD. The Funds compensated PMFD for distributing and servicing each Fund's shares pursuant to a plan of distribution at an annual rate of .125 of 1% of each respective Fund's average daily net assets. The distribution fee is accrued daily and paid monthly.
   PMFD is a wholly-owned subsidiary of PMF; Prudential Securities, PMF and PIC are (indirect) wholly-owned subsidiaries of The Prudential Insurance Company of America.

Note 3. Other                 Prudential Mutual Fund Ser-
Transactions                  vices, Inc. (PMFS), a wholly-
with Affiliates               owned subsidiary of PMF,
                              serves as the Funds' transfer agent.
   As of December 31, 1995, the following amounts were due to PMFS from the
Funds:

Command Money.................................... $130,316
Command Government............................... $  6,371
Command Tax-Free................................. $ 14,427


Note 4. Joint                 The Command Government
Repurchase                    Fund, along with other affili-
Agreement Account             ated registered investment
                              companies, transfers unin-
vested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. As of December 31, 1995, the Command Government Fund had a 0.03% undivided interest in the joint account. The undivided interest for the Command Government Fund represents $398,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:
   Bear, Stearns & Co. Inc., 5.80%, in the principal amount of $262,000,000, repurchase price $262,168,844, due 1/2/96. The value of the collateral including accrued interest is $267,947,172.
   BT Securities Corp., 5.75%, in the principal amount of $61,765,000, repurchase price $61,804,461, due 1/2/96. The value of the collateral including accrued interest is $63,059,883.
   Goldman, Sachs & Co., 5.90%, in the principal amount of $365,000,000, repurchase price $365,239,278, due 1/2/96. The value of the collateral including accrued interest is $372,300,053.
   Morgan Stanley & Co. Inc., 5.89%, in the principal amount of $103,000,000, repurchase price $103,067,408, due 1/2/96. The value of the collateral including accrued interest is $105,192,608.
   Smith Barney, Inc., 5.83%, in the principal amount of $365,000,000, repurchase price $365,236,439, due 1/2/96. The value of the collateral including accrued interest is $372,300,416.

Trustees
Edward D. Beach
Delayne Dedrick Gold
Harry A. Jacobs, Jr.
Richard A. Redeker
Stanley E. Shirk
Langdon R. Stevenson
Stephen Stoneburn
Nancy H. Teeters
David S. Towner

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Mutual Fund Management, Inc.
One Seaport Plaza
New York, NY 10292

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Prudential Mutual FundsOne Seaport Plaza
New York, NY 10292
Toll free (800) 225-1852

The accompanying financial statements as of December 31, 1995 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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